OPERATING EXPENSES - Summary of Operating Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	$ 16,140	$ 15,386	$ 32,330	$ 30,085
Total technology expenses	7,914	6,141	14,572	11,864
Total general and administrative expenses	9,015	8,422	17,171	16,031
People costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	7,482	8,491	16,113	16,638
Total technology expenses	2,948	3,291	6,085	6,392
Total general and administrative expenses	3,516	3,723	7,253	7,179
Restructuring costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	1,648	0	1,648	0
Total technology expenses	744	0	744	0
Total general and administrative expenses	831	0	907	0
Employees' bonuses related to acquisition (Note 5)
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	238	347	399	347
Total technology expenses	144	243	263	243
External marketing expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	3,852	2,367	7,464	4,842
Legal and consultancy fees
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	188	92	273	183
Total general and administrative expenses	1,507	1,008	2,811	2,376
External content
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	648	786	1,549	1,518
Amortization of acquired intangible assets
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	1,275	1,653	2,970	3,863
Share-based payment expense
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	119	419	442	790
Total technology expenses	88	98	200	160
Total general and administrative expenses	1,677	1,705	2,805	2,681
Software and subscriptions
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	170	730	554	1,015
Total technology expenses	1,611	582	2,649	1,298
Total general and administrative expenses	451	425	1,008	794
Hosting and website content
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	114	162	199	297
Other
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	406	339	719	592
Total technology expenses	126	146	224	275
Total general and administrative expenses	396	621	1,021	1,230
Amortization of development costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total technology expenses	720	467	1,411	835
Amortization of acquired technology and software
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total technology expenses	893	797	1,785	1,598
Hosting costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total technology expenses	460	241	772	563
Consultancy fees
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total technology expenses	180	276	439	500
Acquisition related costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	0	378	0	703
Insurance
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	189	106	380	215
Amortization of right-of-use assets
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	274	299	639	570
Depreciation of property and equipment
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	174	$ 157	347	$ 283
Sales and marketing expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Restructuring provision settled	653		653
Technology expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Restructuring provision settled	288		288
Selling, general and administrative expense
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Restructuring provision settled	$ 169		$ 169